MERRILL LYNCH
                                                                GLOBAL SMALLCAP
                                                                FUND, INC.

                                [GRAPHIC OMITTED]

                                                       STRATEGIC
                                                                Performance

                                                                Quarterly Report
                                                                March 31, 1999

                    MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.

Worldwide Investments As of 3/31/99

                                               Country of         Percent of
Ten Largest Equity Holdings                      Origin           Net Assets
Sanyo Coca-Cola Bottling Co., Ltd. .......    Japan                  3.3%
Four Seasons Hotels Inc. .................    Canada                 2.5
Union Tool Co., Ltd. .....................    Japan                  2.3
Commercial Federal Corporation ...........    United States          2.0
Aruze Corporation ........................    Japan                  1.9
Roland Corporation .......................    Japan                  1.9
Corinthian Colleges, Inc. ................    United States          1.8
SPX Corporation ..........................    United States          1.7
Visio Corporation ........................    United States          1.6
John Fairfax Holdings Limited ............    Australia              1.6

                                                                  Percent of
Ten Largest Industries                                            Net Assets
Computer Software & Systems ....................................     7.5%
Banking & Finance ..............................................     6.2
Entertainment & Recreation .....................................     5.1
Machinery ......................................................     4.9
Telecommunications .............................................     4.0
Insurance ......................................................     3.7
Beverages ......................................................     3.6
Media & Related ................................................     3.1
Financial Services .............................................     3.1
Engineering & Construction .....................................     3.1

                        Merrill Lynch Global SmallCap Fund, Inc., March 31, 1999

DEAR SHAREHOLDER

During the quarter ended March 31, 1999, the North American equity markets produced mixed returns as small-capitalization issues underperformed relative to large-capitalization stocks. The total return provided by the unmanaged Russell 2000 Index of US small-capitalization stocks was -5.42% for the quarter compared to a total return of +4.98% for the unmanaged Standard & Poor's (S&P) 500 Composite Index. The price performance of the US segment of the Morgan Stanley Capital International (MSCI) World Small Cap Index was -0.98% for the same period.

Small-capitalization stocks in the major European markets also underperformed relative to large-capitalization issues. The best-performing markets were Norway and the United Kingdom, which rose +10.84% and +8.97%, respectively, while the weakest markets were Finland and Germany, which posted double-digit negative price performance for the quarter. All small-capitalization markets in the Pacific Rim posted strong gains, with the exception of Hong Kong. (References to securities markets of all countries in this letter to shareholders correspond to those countries' market weightings in the MSCI World Small Cap Index, unless otherwise noted, and are for the three-month period ended March 31, 1999.)

During the March quarter, the Fund outperformed the MSCI benchmark. For the three months ended March 31, 1999, total returns for Merrill Lynch Global SmallCap Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +4.03%, +3.69%, +3.84% and +4.04%, respectively. The price performance of the MSCI World Small Cap Index for the quarter was -0.98%. Beneficial to the Fund's performance was stock selection in the United States, Japan, Canada, Germany and Switzerland. The Fund's performance was hindered by underweighted positions in Japan, Singapore and the United Kingdom and by overweighted positions in Germany and the United States. Furthermore, Fund performance was hurt by stock selection in Norway and the United Kingdom. Fund exposure to emerging markets was limited, but proved nominally beneficial to overall performance.

In the United States, our stock selection in the energy and services sectors improved Fund returns relative to the benchmark. However, stock selection in the technology, capital equipment and consumer goods sectors reduced returns relative to the benchmark. Overall, our industry allocation among US sectors had a nominally positive effect on performance.

In the Continental European markets, stock selection in the capital equipment and consumer goods sectors enhanced performance, while stock selection in the finance sector reduced returns. In the United Kingdom, the Fund's overweighted position in capital equipment was beneficial to performance, while stock selection in the capital equipment and services sectors reduced returns relative to the benchmark. In Japan, the Fund's stock selection in the capital equipment, consumer goods and finance sectors improved performance, while underweighted positions and stock selection in the services sector reduced returns.

Portfolio Matters

Looking ahead, the global economic outlook for the rest of the year remains uncertain. In addition to divergent trends between the United States and the rest of the world, the economic impact of the Year 2000 (Y2K) problem, in particular on the technology sector, is an additional variable that makes economic forecasting difficult this year.

There are some initial indications that the Asian economies are bottoming out, although recovery may be elusive. The Japanese government and the corporate sector have demonstrated signs of reform and restructuring. However, at this early stage, it is difficult to assert that the increase in economic activity in Asia represents a turnaround for these economies and not merely a restocking impact following the collapse in 1998. It will take several months before we can judge the implications. We also believe that the turnaround process will be slow and will be played out over a few years rather than a few quarters. Consequently, we continue to remain underweighted in Asia.

As expected, after the initial euphoria over the launch of the euro, European markets have focused on the difficulties of running a common fiscal and monetary policy. The problems are worsened by the slowdown in many of these economies, particularly in Germany. We believe that if the economies slow down further, modest interest rate cuts are likely. However, in the absence of economic strength, equity markets are likely to tread water. We expect to continue our current neutral weighting in Europe and to focus on stock selection.

The US economy continues to surprise on the upside. Recent price increases in a number of commodities, such as energy and steel, have raised some fears of inflation, although we believe such concerns are premature. We anticipate the US economy will show strong growth in the first half of 1999. We will review our underweighted position in technology as the Y2K problem manifests in lower technology spending.

We continue to be opportunistic regarding the emerging markets. We expect that Brazil, Malaysia and Indonesia may provide interesting investment opportunities as the financial crisis abates. Valuations in the communications and financial sectors are presently extremely inexpensive relative to other markets.

In Conclusion

We believe there are good opportunities in the stocks of small-capitalization companies for global investors with a long-term focus. We believe a unified European economic marketplace will provide a continued impetus for earnings growth for many small companies. In the US market, small stocks appear to be the most attractive sector in terms of valuations and earnings growth prospects. In our opinion, the Pacific Rim will still continue to encounter short-term adjustments, but the long-term fundamentals are in place for sustained equity appreciation.

We thank you for your continued interest in Merrill Lynch Global SmallCap Fund, Inc., and we look forward to reviewing our strategy with you in our upcoming report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Kenneth Chiang

Kenneth Chiang
Senior Vice President and
Senior Portfolio Manager

May 10, 1999

================================================================================
After more than 20 years of service, Arthur Zeikel recently retired as Chairman of Merrill Lynch Asset Management, L.P. (MLAM). Mr. Zeikel served as President of MLAM from 1977 to 1997 and as Chairman since December 1997. Mr. Zeikel is one of the country's most respected leaders in asset management and presided over the growth of Merrill Lynch's asset management business. During his tenure, client assets under management grew from $300 million to over $500 billion. Mr. Zeikel will remain on Merrill Lynch Global SmallCap Fund, Inc.'s Board of Directors. We are pleased to announce that Terry K. Glenn has been elected President and Director of the Fund. Mr. Glenn has held the position of Executive Vice President of MLAM since 1983.

Mr. Zeikel's colleagues at MLAM join the Fund's Board of Directors in wishing him well in his retirement from Merrill Lynch and are pleased that he will continue as a member of the Fund's Board of Directors.
================================================================================


                                     2 & 3

                        Merrill Lynch Global SmallCap Fund, Inc., March 31, 1999

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                      12 Month        3 Month     Since Inception
                                                    Total Return    Total Return    Total Return
=================================================================================================
ML Global SmallCap Fund, Inc. Class A Shares           -5.25%          +4.03%          +9.89%
-------------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class B Shares           -6.21           +3.69           +2.75
-------------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class C Shares           -6.18           +3.84           +4.87
-------------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class D Shares           -5.46           +4.04           +6.66
=================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's since inception periods are Class A & Class C Shares, from 10/21/94 to 3/31/99 and Class B & Class D Shares, from 8/05/94 to 3/31/99.

Average Annual Total Return

                                            % Return Without      % Return With
                                              Sales Charge        Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 3/31/99                               -5.25%             -10.22%
--------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/99             +2.15              + 0.91
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                % Return            % Return
                                              Without CDSC          With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 3/31/99                               -6.21%              -9.96%
--------------------------------------------------------------------------------
Inception (8/05/94) through 3/31/99              +0.59               +0.59
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                % Return            % Return
                                              Without CDSC          With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 3/31/99                               -6.18%              -7.12%
--------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/99             +1.08               +1.08
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                            % Return Without      % Return With
                                              Sales Charge        Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 3/31/99                               -5.46%             -10.42%
--------------------------------------------------------------------------------
Inception (8/05/94) through 3/31/99              +1.40              + 0.23
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


                                     4 & 5

                        Merrill Lynch Global SmallCap Fund, Inc., March 31, 1999

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                             Shares                                                                       Percent of
EUROPE          Industries                    Held             Investments                        Cost         Value      Net Assets
====================================================================================================================================
Denmark         Engineering &                 3,080   Falck A/S                               $  155,193    $  252,162       0.6%
                Construction
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Denmark               155,193       252,162       0.6
====================================================================================================================================
Estonia         Telecommunications           16,000   AS Eesti Telekom (Registered Shares)
                                                        (GDR)**                                  347,982       351,200       0.8
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Estonia               347,982       351,200       0.8
====================================================================================================================================
Finland         Telecommunications           53,300   Teleste Oyj                                470,233       478,135       1.0
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Finland               470,233       478,135       1.0
====================================================================================================================================
France          Commercial Services             920   Penauille Polyservices SA                  209,544       249,578       0.6
                --------------------------------------------------------------------------------------------------------------------
                Electronics &                 3,977   Cie des Signaux SA                         206,620       249,304       0.6
                Electrical Equipment
                --------------------------------------------------------------------------------------------------------------------
                Financial Services              538   Societe EuraFrance SA                      155,057       258,754       0.6
                --------------------------------------------------------------------------------------------------------------------
                Healthcare & Medical         20,370   LVL Medical SA                             474,090       316,809       0.7
                --------------------------------------------------------------------------------------------------------------------
                Information Processing        2,983   GFI Informatique SA                        337,769       367,217       0.8
                --------------------------------------------------------------------------------------------------------------------
                Retail                        1,895   Guilbert SA                                296,818       286,736       0.6
                --------------------------------------------------------------------------------------------------------------------
                Retail--Apparel              13,090   Etam Developpment SA                       405,848       472,532       1.0
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in France              2,085,746     2,200,930       4.9
====================================================================================================================================
Germany         Food Services                 2,775   Kamps AG                                   132,354       289,425       0.6
                --------------------------------------------------------------------------------------------------------------------
                Healthcare & Medical          1,958   Fresenius AG (Preferred)                   387,399       386,208       0.9
                                              2,920   Rhoen-Klinikum AG                          271,722       321,905       0.7
                                                                                               ---------     ---------       ---
                                                                                                 659,121       708,113       1.6
                --------------------------------------------------------------------------------------------------------------------
                Internet Software               700   FortuneCity.com, Inc.                       11,529        13,580       0.0
                --------------------------------------------------------------------------------------------------------------------
                Machine Tools &               9,090   Walter AG                                  267,472       250,524       0.5
                Machinery
                --------------------------------------------------------------------------------------------------------------------
                Machinery &                  10,070   Jungheinrich AG (Preferred)                204,236       122,441       0.3
                Equipment
                --------------------------------------------------------------------------------------------------------------------
                Media & Related                 145   EM.TV & Merchandising AG                   137,406       124,589       0.3
                                              1,615   Kinowelt Medien AG                         400,671       279,279       0.6
                                             14,900   PrimaCom AG (ADR)*                         242,125       259,819       0.6
                                                                                               ---------     ---------       ---
                                                                                                 780,202       663,687       1.5
                --------------------------------------------------------------------------------------------------------------------
                Steel                         4,746   Kloeckner-Werke AG                         427,492       312,898       0.7
                --------------------------------------------------------------------------------------------------------------------
                Textiles & Apparel            1,424   Escada AG (Preferred)                      238,074       200,078       0.4
                --------------------------------------------------------------------------------------------------------------------
                Transportation               21,215   Koegel Fahrzeugwerke AG (Preferred)        274,548       252,221       0.6
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Germany             2,995,028     2,812,967       6.2
====================================================================================================================================
Italy           Banking & Finance            16,000   Banca Popolare di Bergamo Credito
                                                        Varesino SpA                             330,476       406,381       0.9
                                             44,000   Banca Popolare di Milano SpA               399,136       410,401       0.9
                                                                                               ---------     ---------       ---
                                                                                                 729,612       816,782       1.8
                --------------------------------------------------------------------------------------------------------------------
                Textiles & Apparel           43,600   Simint SpA                                 392,709       280,381       0.6
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Italy               1,122,321     1,097,163       2.4
====================================================================================================================================
Netherlands     Computer Software &          24,762   ICT Automatisering NV                      239,889       508,493       1.1
                Systems                      28,880   LCI Computer Group NV                      415,048       343,349       0.8
                                                                                               ---------     ---------       ---
                                                                                                 654,937       851,842       1.9
                --------------------------------------------------------------------------------------------------------------------
                Financial Services           13,496   Internatio Mueller NV                      309,652       276,414       0.6
                                              4,570   Van Der Moolen Holdings NV                 342,472       293,886       0.7
                                                                                               ---------     ---------       ---
                                                                                                 652,124       570,300       1.3
                --------------------------------------------------------------------------------------------------------------------
                Human Resources              18,470   Vedior NV 'A'                              362,305       428,193       1.0
                --------------------------------------------------------------------------------------------------------------------
                Manufacturing                40,260   DOCdata NV                                 459,298       278,483       0.6
                --------------------------------------------------------------------------------------------------------------------
                Telecommunications           10,000   United Pan-Europe Communications NV
                                                        (UPC) (ADR)*                             320,780       382,500       0.8
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in the Netherlands     2,449,444     2,511,318       5.6
====================================================================================================================================
Norway          Computer Software &          47,653   Merkantildata ASA                          294,082       429,056       0.9
                Systems
                --------------------------------------------------------------------------------------------------------------------
                Computer Technology         108,500   Agresso Group ASA                          487,587       358,434       0.8
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Norway                781,669       787,490       1.7
====================================================================================================================================
Spain           Machinery                    10,140   Azkoyen SA                                 260,051       298,641       0.7
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Spain                 260,051       298,641       0.7
====================================================================================================================================
Sweden          Diversified                  37,000   Mandator AB                                164,270       208,711       0.5
                --------------------------------------------------------------------------------------------------------------------
                Engineering &                17,546   Svedala Industria AB                       230,417       306,756       0.7
                Construction
                --------------------------------------------------------------------------------------------------------------------
                Forest Products/            472,500   Rottneros AB                               729,456       287,829       0.6
                Paper & Packaging
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Sweden              1,124,143       803,296       1.8
====================================================================================================================================
Switzerland     Advertising                   1,020   Edipresse SA (Bearer)                      221,274       234,896       0.5
                --------------------------------------------------------------------------------------------------------------------
                Banking & Finance             1,715   Banque Cantonale de Geneve SA              540,989       304,342       0.7
                --------------------------------------------------------------------------------------------------------------------
                Electronics &                    98   Kudelski SA (Bearer)                        78,474       391,628       0.9
                Electrical Equipment
                --------------------------------------------------------------------------------------------------------------------
                Retail                        1,505   The Selecta Group SA (Registered)          298,852       479,105       1.0
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Switzerland         1,139,589     1,409,971       3.1
====================================================================================================================================
United Kingdom  Electronics                  48,028   Johnson Matthey PLC                        518,113       360,455       0.8
                --------------------------------------------------------------------------------------------------------------------
                Energy                       57,553   Expro International Group PLC              476,994       233,155       0.5
                --------------------------------------------------------------------------------------------------------------------
                Engineering &                59,350   Ashtead Group PLC                          235,297       201,161       0.4
                Construction                 34,116   Jarvis PLC                                 253,918       307,803       0.7
                                             48,000   WS Atkins PLC                              397,104       314,536       0.7
                                                                                               ---------     ---------       ---
                                                                                                 886,319       823,500       1.8
                --------------------------------------------------------------------------------------------------------------------
                Insurance                    66,000   Independent Insurance Group PLC            289,689       287,615       0.6
                --------------------------------------------------------------------------------------------------------------------


                                     6 & 7

                        Merrill Lynch Global SmallCap Fund, Inc., March 31, 1999

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

EUROPE                                       Shares                                                                       Percent of
(concluded)     Industries                    Held             Investments                        Cost         Value      Net Assets
====================================================================================================================================
United Kingdom  Medical Supplies             22,900   Seton Scholl Healthcare Group PLC       $   291,772   $   297,533       0.7%
(concluded)     --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in the United Kingdom   2,462,887     2,002,258       4.4
====================================================================================================================================
                                                      Total Investments in Europe              15,394,286    15,005,531      33.2
====================================================================================================================================
NORTH AMERICA
====================================================================================================================================
Canada          Hotels                       27,384   Four Seasons Hotels Inc.                    319,909     1,147,941       2.5
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Canada                 319,909     1,147,941       2.5
====================================================================================================================================
United States   Aerospace--Defense &         10,500   Heico Corporation (Class A)                 240,294       224,437       0.5
                Equipment
                --------------------------------------------------------------------------------------------------------------------
                Banking & Finance            40,000   Commercial Federal Corporation              909,582       927,500       2.0
                                             20,000   Peoples Heritage Financial Group, Inc.      361,169       358,750       0.8
                                             32,000   Virginia Capital Bancshares, Inc.           410,500       404,000       0.9
                                                                                              -----------   -----------      ----
                                                                                                1,681,251     1,690,250       3.7
                --------------------------------------------------------------------------------------------------------------------
                Biotechnology                18,000   Guilford Pharmaceuticals Inc.               242,250       200,250       0.4
                --------------------------------------------------------------------------------------------------------------------
                Building &                   10,000   U.S. Home Corporation                       297,520       326,250       0.7
                Construction
                --------------------------------------------------------------------------------------------------------------------
                Cement                        9,800   Giant Cement Holding, Inc.                  138,238       166,600       0.4
                --------------------------------------------------------------------------------------------------------------------
                Chemicals                    22,000   Crompton & Knowles Corporation              408,100       346,500       0.8
                --------------------------------------------------------------------------------------------------------------------
                Computer Equipment           20,000   Cadence Design Systems, Inc.                501,182       515,000       1.1
                --------------------------------------------------------------------------------------------------------------------
                Computer Software &           5,000   Fore Systems, Inc.                           79,375        94,375       0.2
                Systems                      16,000   Iron Mountain Inc.                          468,338       499,000       1.1
                                             20,000   The Learning Company, Inc.                  490,987       580,000       1.3
                                              6,963   Sterling Commerce, Inc.                     235,241       214,112       0.5
                                             26,600   Visio Corporation                           705,744       744,800       1.6
                                                                                              -----------   -----------      ----
                                                                                                1,979,685     2,132,287       4.7
                --------------------------------------------------------------------------------------------------------------------
                Consulting Services          18,700   The Corporate Executive Board Company       355,300       488,537       1.1
                --------------------------------------------------------------------------------------------------------------------
                Educational Services         37,500   Corinthian Colleges, Inc.                   675,000       820,312       1.8
                --------------------------------------------------------------------------------------------------------------------
                Electrical Instruments &      9,000   Sanmina Corporation                         448,500       571,500       1.3
                Controls
                --------------------------------------------------------------------------------------------------------------------
                Electronics                  15,000   Cymer, Inc.                                 280,938       298,125       0.7
                                              7,500   Gentex Corporation                           97,500       161,250       0.4
                                             25,000   Helix Technology Corporation                493,675       381,250       0.8
                                                                                              -----------   -----------      ----
                                                                                                  872,113       840,625       1.9
                --------------------------------------------------------------------------------------------------------------------
                Energy                       14,000   Louis Dreyfus Natural Gas Corporation       209,941       203,000       0.5
                --------------------------------------------------------------------------------------------------------------------
                Entertainment &              42,000   Dover Downs Entertainment, Inc.             578,704       651,000       1.4
                Recreation                   11,700   United International Holdings, Inc.
                                                        (Class A)                                 312,350       506,025       1.1
                                                                                              -----------   -----------      ----
                                                                                                  891,054     1,157,025       2.5
                --------------------------------------------------------------------------------------------------------------------
                Food                         25,000   Aurora Food, Inc.                           450,302       409,375       0.9
                --------------------------------------------------------------------------------------------------------------------
                Healthcare--Products &       30,000   PSS World Medical, Inc.                     442,969       260,625       0.6
                Services                     10,000   SangStat Medical Corporation                210,000       123,125       0.2
                                              9,000   Superior Consultant Holdings Corporation    255,375       307,125       0.7
                                                                                              -----------   -----------      ----
                                                                                                  908,344       690,875       1.5
                --------------------------------------------------------------------------------------------------------------------
                Information Services            400   Ziff-Davis Inc.--ZDNet                        7,600        14,400       0.0
                --------------------------------------------------------------------------------------------------------------------
                Insurance                    26,000   HCC Insurance Holdings, Inc.                448,016       500,500       1.1
                                             30,250   Provident American Corporation              390,755       363,000       0.8
                                                                                              -----------   -----------      ----
                                                                                                  838,771       863,500       1.9
                --------------------------------------------------------------------------------------------------------------------
                Internet Software               500   Autobytel.com, Inc.                          11,500        20,875       0.0
                                                900   Autoweb.com, Inc.                            12,600        32,006       0.1
                                              2,800   Covad Communications, Inc.                   50,400       184,100       0.4
                                              5,000   MiningCo.com, Inc.                          275,000       447,500       1.0
                                                                                              -----------   -----------      ----
                                                                                                  349,500       684,481       1.5
                --------------------------------------------------------------------------------------------------------------------
                Internetworking                 100   Critical Path, Inc.                           2,400         7,700       0.0
                --------------------------------------------------------------------------------------------------------------------
                Machine Tools &              15,000   SPX Corporation                             681,174       756,562       1.7
                Machinery
                --------------------------------------------------------------------------------------------------------------------
                Medical Services             10,000   Medical Manager Corporation                 231,250       231,250       0.5
                --------------------------------------------------------------------------------------------------------------------
                Metals                       15,000   Stillwater Mining Company                   310,600       395,625       0.9
                --------------------------------------------------------------------------------------------------------------------
                Oil--Domestic                15,000   Cabot Oil & Gas Corporation (Class A)       264,188       216,562       0.5
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas Producers          10,000   Vintage Petroleum, Inc.                      72,568        90,000       0.2
                --------------------------------------------------------------------------------------------------------------------
                Oil Field Services           30,000   UTI Energy Corporation                      253,058       318,750       0.7
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest               12,000   Bowater Inc.                                510,880       475,500       1.1
                Products
                --------------------------------------------------------------------------------------------------------------------
                Petroleum Equipment &        30,000   Ocean Energy, Inc.                          172,125       204,375       0.5
                Services                     45,000   Santa Fe Energy Resources, Inc.             311,603       329,063       0.7
                                                                                              -----------   -----------      ----
                                                                                                  483,728       533,438       1.2
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals               3,000   Biomatrix, Inc.                             164,678       234,000       0.5
                                             11,900   COR Therapeutics, Inc.                      132,024       118,256       0.3
                                             20,000   Vertex Pharmaceuticals, Inc.                561,875       497,500       1.1
                                                                                              -----------   -----------      ----
                                                                                                  858,577       849,756       1.9
                --------------------------------------------------------------------------------------------------------------------
                Real Estate                  30,000   Arden Realty, Inc.                          646,800       667,500       1.5
                                              7,000   Boston Properties, Inc.                     202,545       221,375       0.5
                                                                                              -----------   -----------      ----
                                                                                                  849,345       888,875       2.0
                --------------------------------------------------------------------------------------------------------------------
                Restaurants                  15,000   Outback Steakhouse, Inc.                    320,000       489,375       1.1
                --------------------------------------------------------------------------------------------------------------------
                Retail                       10,000   Department 56, Inc.                         274,992       304,375       0.7
                --------------------------------------------------------------------------------------------------------------------
                Steel                        50,000   LTV Corporation                             393,839       268,750       0.6
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in the United States   17,001,544    18,171,722      40.3
====================================================================================================================================
                                                      Total Investments in North America       17,321,453    19,319,663      42.8
====================================================================================================================================


                                     8 & 9

                        Merrill Lynch Global SmallCap Fund, Inc., March 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                                             Shares                                                                       Percent of
PACIFIC BASIN   Industries                    Held             Investments                        Cost         Value      Net Assets
====================================================================================================================================
Australia       Insurance                   132,000   QBE Insurance Group Limited             $   516,506   $   546,511       1.2%
                --------------------------------------------------------------------------------------------------------------------
                Media & Related             300,000   John Fairfax Holdings Limited               526,772       739,440       1.6
                --------------------------------------------------------------------------------------------------------------------
                Telecommunications          112,500   AAPT Limited                                242,833       334,170       0.7
                                             88,800   Cable & Wireless Optus Limited              120,967       205,966       0.5
                                                                                              -----------   -----------     -----
                                                                                                  363,800       540,136       1.2
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Australia            1,407,078     1,826,087       4.0
====================================================================================================================================
Hong Kong       Consumer Products           499,000   Lerado Group (Holding) Co. Ltd.              56,848        45,718       0.1
                --------------------------------------------------------------------------------------------------------------------
                Distribution--
                Wholesale                   488,000   China Hong Kong Photo Products
                                                        Holdings, Ltd.                             46,202        41,562       0.1
                --------------------------------------------------------------------------------------------------------------------
                Diversified                 168,000   Beijing Enterprises Holdings Ltd.           225,576       223,295       0.5
                --------------------------------------------------------------------------------------------------------------------
                Food                        300,000   Cafe De Coral Holdings Ltd.                  95,614        84,200       0.2
                --------------------------------------------------------------------------------------------------------------------
                Investment Holding
                Company                     122,000   Shanghai Industrial Holdings Ltd.           226,273       214,107       0.5
                --------------------------------------------------------------------------------------------------------------------
                Oil & Gas Producers       2,100,000   CNPC (Hong Kong) Limited                    219,128       227,631       0.5
                --------------------------------------------------------------------------------------------------------------------
                Real Estate               1,800,000   China Overseas Land & Investment            240,148       178,853       0.4
                                            157,500   China Resources Enterprise Limited          219,571       229,663       0.5
                                                                                              -----------   -----------     -----
                                                                                                  459,719       408,516       0.9
                --------------------------------------------------------------------------------------------------------------------
                Traffic Management
                Systems                   1,350,000   Zhejiang Expressway Co. Ltd. 'H'            223,114       229,953       0.5
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Hong Kong            1,552,474     1,474,982       3.3
====================================================================================================================================
India           Telecommunications           10,000   Mahanagar Telephone Nigam Ltd. (GDR)**      127,500       106,250       0.2
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in India                  127,500       106,250       0.2
====================================================================================================================================
Indonesia       Tobacco                     600,000   PT Hanjaya Mandala Sampoerna                405,629       495,349       1.1
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Indonesia              405,629       495,349       1.1
====================================================================================================================================
Japan           Beverages                    67,800   Sanyo Coca-Cola Bottling Co., Ltd.          916,029     1,490,614       3.3
                --------------------------------------------------------------------------------------------------------------------
                Entertainment &              28,000   Roland Corporation                          605,338       849,992       1.9
                Recreation
                --------------------------------------------------------------------------------------------------------------------
                Financial Services           12,000   Jafco Co., Ltd.                             305,142       558,092       1.2
                --------------------------------------------------------------------------------------------------------------------
                Machinery                    20,000   Aruze Corporation                           612,588       872,653       1.9
                                             13,500   Union Tool Co., Ltd.                        513,306     1,044,521       2.3
                                                                                              -----------   -----------     -----
                                                                                                1,125,894     1,917,174       4.2
                --------------------------------------------------------------------------------------------------------------------
                Manufacturing                45,000   Fujitec Co., Ltd.                           311,039       366,058       0.8
                                             23,000   Nichicon Corporation                        299,238       313,124       0.7
                                                                                              -----------   -----------     -----
                                                                                                  610,277       679,182       1.5
                --------------------------------------------------------------------------------------------------------------------
                Medical Supplies             17,000   Kawasumi Laboratories, Inc.                 295,001       261,627       0.6
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals              19,000   Kissei Pharmaceutical Co., Ltd.             298,556       385,591       0.9
                --------------------------------------------------------------------------------------------------------------------
                Steel                        80,000   Yodogawa Steel Works, Ltd.                  311,996       307,796       0.7
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Japan                4,468,233     6,450,068      14.3
====================================================================================================================================
New Zealand     Entertainment &              75,000   Sky City Limited                            258,964       307,584       0.7
                Recreation
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest               75,000   Carter Holt Harvey Limited                   67,095        70,488       0.2
                Products
                --------------------------------------------------------------------------------------------------------------------
                Transportation               75,000   Tranz Rail Holdings Limited                 139,447       160,200       0.3
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in New Zealand            465,506       538,272       1.2
====================================================================================================================================
Singapore       Beverages                    40,000   Fraser & Neave Limited (Ordinary)           119,980       142,526       0.3
                --------------------------------------------------------------------------------------------------------------------
                Internetworking               1,100   Pacific Internet Ltd.                        46,082        63,387       0.1
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Singapore              166,062       205,913       0.4
====================================================================================================================================
South Korea     Shipbuilding &               49,010   Hanjin Heavy Industries                     225,586       227,061       0.5
                --------------------------------------------------------------------------------------------------------------------
                Repairing
                                                      Total Investments in South Korea            225,586       227,061       0.5
====================================================================================================================================
                                                      Total Investments in the Pacific Basin    8,818,068    11,323,982      25.0
====================================================================================================================================
                Total Investments                                                             $41,533,807    45,649,176     101.0
                                                                                              ===========
                Unrealized Depreciation on Forward Foreign Exchange Contracts--Net***                           (34,986)     (0.1)

                Liabilities in Excess of Other Assets                                                          (418,410)     (0.9)
                                                                                                            -----------     -----
                Net Assets                                                                                  $45,195,780     100.0%
                                                                                                            ===========     =====
====================================================================================================================================
                Net Asset Value:      Class A--Based on net assets of $3,251,368 and 360,153
                                      shares outstanding                                                    $      9.03
                                                                                                            ===========
                                      Class B--Based on net assets of $32,830,436 and 3,650,633
                                      shares outstanding                                                    $      8.99
                                                                                                            ===========
                                      Class C--Based on net assets of $2,682,441 and 300,848
                                      shares outstanding                                                    $      8.92
                                                                                                            ===========
                                      Class D--Based on net assets of $6,431,535 and 713,073
                                      shares outstanding                                                    $      9.02
                                                                                                            ===========
====================================================================================================================================

          *     American Depositary Receipts (ADR).

          **    Global Depositary Receipts (GDR).

          *** Forward foreign exchange contracts as of March 31, 1999 were as follows:

--------------------------------------------------------------------------------
Foreign Currency                                    Expiration        Unrealized
Sold                                                   Date         Depreciation
--------------------------------------------------------------------------------
(Yen)    250,792,500                                 May 1999          $(34,986)
--------------------------------------------------------------------------------
Total Unrealized Depreciation on Forward
Foreign Exchange Contracts--Net
(US$ Commitment--$2,100,000)                                           $(34,986)
                                                                       ========
--------------------------------------------------------------------------------


                                    10 & 11

                        Merrill Lynch Global SmallCap Fund, Inc., March 31, 1999

EQUITY PORTFOLIO CHANGES

Additions

For the Quarter Ended March 31, 1999

 AS Eesti Telekom (Registered Shares) (GDR)
*Adva AG Optical Networking
*Albany Molecular Research, Inc.
*Allgon AB 'B'
*Antec Corporation
*Argosy Education Group Inc. 'A'
 Aruze Corporation
 Aurora Food, Inc.
 Autobytel.com, Inc.
 Autoweb.com, Inc.
*Avis Rent A Car, Inc.
 Banca Popolare di Milano SpA
 Beijing Enterprises Holdings Limited
 CNPC (Hong Kong) Limited
*CareMatrix Corporation
 China Resources Enterprise Limited
 Corinthian Colleges, Inc.
 The Corporate Executive Board Company
 Covad Communications, Inc.
 Critical Path, Inc.
 Cymer, Inc.
*Debitel AG
 EM.TV & Merchandising AG
*Entercom Communications Corporation
*Equant NV (NY Registered Shares)
 Etam Developpment SA
 Fore Systems, Inc.
 FortuneCity.com, Inc.
 Hanjin Heavy Industries
 Heico Corporation (Class A)
 Helix Technology Corporation
*Hyperion Solutions Corporation
 Kinowelt Medien AG
 LCI Computer Group NV
 LTV Corporation
 Lerado Group (Holding) Co. Ltd.
 Mahanagar Telephone Nigam Ltd. (GDR)
*MarketWatch.com, Inc.
*Mede America Corporation
 Medical Manager Corporation
*Medion AG
*MicroFinancial, Inc.
 MiningCo.com, Inc.
*Modem Media.Poppe Tyson, Inc.
*Morphosys AG
*Nvidia Corporation
 Ocean Energy, Inc.
*OneMain.com, Inc.
*Onyx Software Corporation
 Pacific Internet Ltd.
 Peoples Heritage Financial Group, Inc.
*Perot Systems Corporation (Class A)
 PrimaCom AG (ADR)
*Prodigy Communications Corporation
 Provident American Corporation
*Rambus, Inc.
 Santa Fe Energy Resources, Inc.
*Serena Software, Inc.
 Shanghai Industrial Holdings Ltd.
*Societe Air France SA
*Speed International, Inc.
 Superior Consultant Holdings Corporation
*Synstar PLC
 Teleste Oyj
*Tut Systems, Inc.
 UTI Energy Corporation
*Ultratech Stepper, Inc.
 United International Holdings, Inc. (Class A)
 United Pan-Europe Communications NV (UPC) (ADR)
 Van Der Moolen Holdings NV
 Vedior NV 'A'
 Vertex Pharmaceuticals, Inc.
 Vintage Petroleum, Inc.
 Virginia Capital Bancshares, Inc.
 Zhejiang Expressway Co. Ltd. 'H'
 Ziff-Davis Inc. -- ZDNet

Deletions

 AEA Technology PLC
 Abengoa SA
 Aderans Company Limited
*Adva AG Optical Networking
*Albany Molecular Research, Inc.
*Allgon AB 'B'
 American National Insurance Company
 AmerUs Life Holdings, Inc. (Class A)
 Amway Japan Limited (ADR)
 Anglo Irish Bank Corporation PLC
*Antec Corporation
*Argosy Education Group Inc. 'A'
*Avis Rent A Car, Inc.
 Bodycote International PLC
 CNF Transportation, Inc.
 Cambridge Technology Partners, Inc.
*CareMatrix Corporation
 Compagnie Plastic Omnium SA
 DVI, Inc.
*Debitel AG
 Dickson Concepts International Limited
*Entercom Communications Corporation
*Equant NV (NY Registered Shares)
 Fiskars Oy (Class A)
 Golden State Bancorp, Inc.
 Greencore Group PLC
 Gryphon Holdings, Inc.
*Hyperion Solutions Corporation
 IDG Books Worldwide, Inc.
 IMRglobal Corporation
 Independence Community Bank Corporation
 Jardine Strategic Holdings Limited
 Koninklijke Pakhoed NV
 Leon de Bruxelles SA
 Lycos, Inc.
*MarketWatch.com, Inc.
*Mede America Corporation
*Medion AG
 Meitec Corporation
 Micro Focus Group PLC
*MicroFinancial, Inc.
 Misys PLC
*Modem Media.Poppe Tyson, Inc.
*Morphosys AG
 Mos Food Service, Inc.
 Network Associates, Inc.
*Nvidia Corporation
*OneMain.com, Inc.
*Onyx Software Corporation
 PT Indosat (ADR)
*Perot Systems Corporation (Class A)
 Platinum Technology International, Inc.
*Prodigy Communications Corporation
*Rambus, Inc.
 SCI Systems, Inc.
 SRL, Inc.
 Sanyo Shinpan Finance Co., Ltd.
 Savile Systems PLC (ADR)
 Scios, Inc.
*Serena Software, Inc.
*Societe Air France SA
*Speed International, Inc.
 Sunrise Assisted Living, Inc.
*Synstar PLC
 TOC Co., Ltd.
 Tektronix, Inc.
 Tokyo Style Co., Ltd.
 Tom Brown, Inc.
*Tut Systems, Inc.
 Twentsche Kabel Holding NV
 uBid, Inc.
*Ultratech Stepper, Inc.
 Unique International NV
 Valora Holding AG
 Vitasoy International Holdings Ltd.
 Wegener Arcade NV

*Added and deleted in the same quarter.


                                    12 & 13

                        Merrill Lynch Global SmallCap Fund, Inc., March 31, 1999

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Donald Cecil, Director
Roland M. Machold, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Arthur Zeikel, Director
Edward D. Zinbarg, Director
Kenneth Chiang, Senior Vice President and
  Senior Portfolio Manager
Hubertus Aarts, Vice President
James E. Russell, Vice President
Donald C. Burke, Vice President and Treasurer

--------------------------------------------------------------------------------
Gerald M. Richard, Treasurer, Norman R. Harvey, Senior Vice President and Philip
M. Mandel, Secretary of Merrill Lynch Global SmallCap Fund, Inc. have recently retired. Their colleagues at Merrill Lynch Asset Management, L.P join the Fund's Board of Directors in wishing Messrs. Richard, Harvey and Mandel well in their retirements.
--------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global SmallCap
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                           #18177-3/99

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